Risk Management Activities - Summary of gain loss from derivative financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	$ 24.0	$ (100.4)	$ (238.9)
Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	24.0	(100.4)	(238.9)
South Deep gold hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	0.0	(84.7)
Ghana gold hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	0.0	(78.1)
Ghana oil hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	13.5	13.4	(16.9)
Peru copper hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	(31.8)	(14.0)
Australia gold hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	(25.6)	(129.6)
Australia oil hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	8.4	7.6	(8.9)
Australia foreign currency hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	0.0	(0.3)
Salares Norte foreign currency hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	2.1	(60.0)	91.2
Maverix warrants – gain on fair value | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	(4.0)	1.3
Other | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	0.0	1.1
Unrealised gain/(loss) and prior year mark-to-market reversals on derivative contracts | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	1.8	(53.0)	176.4
Realised gain/(loss) on derivative contracts | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	$ 22.2	$ (43.4)	$ (416.6)